UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011
                                               -------------


Check here if Amendment [X]; Amendment Number:       1
                                              --------------

          This Amendment (Check only one.):     [X] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Jabre Capital Partners S.A.
Address:   1 Rue des Moulins
           1204 Geneva, Switzerland


Form 13F File Number: 028-13038
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Emma Love
Title:  Head of Compliance
Phone:  + 41 22 556 2255

Signature, Place, and Date of Signing:


           /s/ Emma Love              Geneva, Switzerland       August 30, 2011
--------------------------------  --------------------------   ----------------
            [Signature]                  [City, State]              [Date]


THIS AMENDMENT CORRECTS AN ENTRY FOR METLIFE INC INCLUDED ON THE INVESTMENT MANAGER'S FORM 13F SUBMITTED ON AUGUST 15, 2011. ALL OTHER ENTRIES INCLUDED ON THE FORM 13F SUBMITTED ON AUGUST 15, 2011 REMAIN UNCHANGED.


Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                            -------------------

Form 13F Information Table Entry Total:               1
                                            -------------------

Form 13F Information Table Value Total:             $37,049
                                            -------------------
                                                (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     None

                                                  JABRE CAPITAL PARTNERS S.A.
                                                  FORM 13F INFORMATION TABLE
                                                  Quarter Ended June 30, 2011


------------------------------------------------------------------------------------------------------------------------------------
                                                           VALUE    SHRS OR   SH/  PUT/ INVESTMENT    OTHER       VOTING AUTHORITY
                                                          --------  -------   ---  ---- ----------   --------   --------------------
       NAME OF ISSUER         TITLE OF CLASS    CUSIP     (x$1000)  PRN AMT   PRN  CALL DISCRETION   MANAGERS   SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
METLIFE INC                  UNIT 99/99/9999  59156R116   37,049    450,000   PRN          SOLE                                NONE